Derivative Financial Instruments - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [line items]
Accumulated fair value hedge adjustment on interest rate swap included in carrying amount of SCL Senior Notes	$ 15		$ 0
Senior Notes [Member]
Disclosure of detailed information about hedging instruments [line items]
Accumulated fair value hedge adjustment on interest rate swap included in carrying amount of SCL Senior Notes	15
Interest rate swap contract [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,500	$ 5,500
Gain (loss) on hedge ineffectiveness recognized in profit or loss	0
Interest rate swap contract [member] | Fair value hedges [member] | Interest expense [Member]
Disclosure of detailed information about hedging instruments [line items]
Gain (loss) on interest rate swap, fair value hedges	9
Interest rate swap contract [member] | Fair value hedges [member] | Unrealized [Member] | Trade and other receivables and prepayments, net [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	15
Interest rate swap contract [member] | Fair value hedges [member] | Realized [Member] | Trade and other receivables and prepayments, net [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest receivable	41
Interest rate swap contract [member] | Fair value hedges [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about hedging instruments [line items]
Interest rate swap, at fair value	$ 56